     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 4, 1996

                                                               FILE NO. 33-91914
                                                                        811-7632
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                        POST-EFFECTIVE AMENDMENT NO. 2                       /X/


                                     AND/OR


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                               AMENDMENT NO. 8                               /X/

                            ------------------------

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            VARIABLE ANNUITY ACCOUNT

                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY

                              (Name of Depositor)


                               MICHAEL J. VELOTTA
                 VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                           --------------------------

                                   COPIES TO:


  GREGOR B. MCCURDY, ESQUIRE                  JOHN R. HEDRICK, ESQUIRE
  ROUTIER AND JOHNSON, P.C.                   ALLSTATE LIFE FINANCIAL
    1700 K. STREET N. W.,                          SERVICES, INC.
          SUITE 1003                             3100 SANDERS ROAD
    WASHINGTON, D.C. 20006                      NORTHBROOK, IL 60062

                           --------------------------



                        STATEMENT PURSUANT TO RULE 24F-2



    Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby states that, pursuant to paragraph (b)(1), it filed its Rule 24f-2 Notice for the fiscal year ending December 31, 1995 on February 28, 1996.

                           --------------------------


             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX)



/X/ immediately upon filing pursuant to paragraph (b) of Rule 485


/ / on (date) pursuant to paragraph (b) of Rule 485


/ / 60 days after filig pursuant to paragraph (a)(i) of Rule 485


/ / on (date) pursuant to paragraph (a)(i) of Rule 485


/ / 75 days after filing pursuant to paragraph (a)(ii) of Rule 485



                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:



/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
       SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B OF REGISTRATION
            STATEMENT OF ADDITIONAL INFORMATION REQUIRED BY FORM N-4

ITEM OF FORM N-4                                                         PROSPECTUS CAPTION
-----------------------------------------------------------------------  -------------------------------------------------
1.         Cover Page..................................................  Cover Page
2.         Definitions.................................................  Glossary
3.         Synopsis....................................................  Highlights; Summary of Variable Account Expenses
4.         Condensed Financials........................................  --
           (a)        Chart............................................  Not Applicable
           (b)        MM Yield.........................................  Not Applicable
           (c)        Location of Others...............................  Financial Statements
5.         General.....................................................  --
           (a)        Depositor........................................  Glenbrook Life and Annuity Company
           (b)        Registrant.......................................  The Variable Account
           (c)        Portfolio Company................................  The Funds; The STI Classic Variable Trust; the
                                                                          Prime Money Fund
           (d)        Fund Prospectus..................................  The STI Classic Variable Trust; The Prime Money
                                                                          Fund
           (e)        Voting Rights....................................  Voting Rights
           (f)        Administrators...................................  Charges & Other Deductions Contract Maintenance
                                                                          Charge
6.         Deductions & Expenses.......................................  Charges & Other Deductions
           (a)        General..........................................  Charges & Other Deductions
           (b)        Sales Load Percent...............................  Withdrawal Charge
           (c)        Special Purchase Plans...........................  Not Applicable
           (d)        Commissions......................................  Distribution of the Contracts
           (e)        Expenses--Registrant.............................  Charges & Other Deductions
           (f)        Fund Expenses....................................  Summary of Variable Account Expenses; Expenses of
                                                                          the Funds
           (g)        Organizational Expenses..........................  Not Applicable
7.         Contracts...................................................  --
           (a)        Persons with Rights..............................  Benefits under the Contract; Payout Start Date for Income Payments; Voting Rights; Assignments;
                                                                          Beneficiary
           (b)        (i)  Allocation of Purchase Payments.............  Allocation of Purchase Payments
                      (ii)  Transfers..................................  Transfers among portfolios
                      (iii)  Exchanges.................................  Not Applicable
           (c)        Changes..........................................  Modification
           (d)        Inquiries........................................  Customer Inquiries
8.         Annuity Period..............................................  Payout Start Date for Income Payments
           (a)        Material Factors.................................  Amount of Variable Annuity Income Payments
           (b)        Dates............................................  Payout Start Date for Income Payments
           (c)        Frequency, duration & level......................  Amount of Variable Annuity Income Payments
           (d)        AIR..............................................  Amount of Variable Annuity Income Payments
           (e)        Minimum..........................................  Amount of Variable Annuity Income Payments
           (f)        --Change Options.................................  Transfers among Portfolios
                      --Transfer.......................................  --

ITEM OF FORM N-4                                                         PROSPECTUS CAPTION
-----------------------------------------------------------------------  -------------------------------------------------
9.         Death Benefit...............................................  Death Benefit Payable; Death Benefit Amount;
                                                                          Death Benefit Payment Provisions
10.        Purchases & Contract Value..................................  --
           (a)        Purchases........................................  Purchase of the Contracts: Crediting of Purchase
                                                                          Payments
           (b)        Valuation........................................  Accumulation Units; Accumulation Unit Value
           (c)        Daily Calculation................................  Accumulation Units; Accumulation Unit Value;
                                                                          Allocation of Purchase Payments
           (d)        Underwriter......................................  Distribution of the Contracts
11.        Redemptions.................................................  --
           (a)        --By Owners......................................  Withdrawals
           (b)        --By Annuitant...................................  Income Plans
           (c)        Texas ORP........................................  Not Applicable
           (d)        Lapse............................................  Not Applicable
           (e)        Free Look........................................  Highlights
12.        Taxes.......................................................  Federal Tax Matters
13.        Legal Proceedings...........................................  Not Applicable
14.        SAI Contents................................................  SAI Table of Contents
15.        Cover Page..................................................  Cover Page
16.        Table of Contents...........................................  Table of Contents
17.        General Information & History...............................  --
           (a)        Depositor's Name.................................  Glenbrook Life and Annuity Company
           (b)        Assets of Sub-account............................  The Variable Account
           (c)        Control of Depositor.............................  Glenbrook Life and Annuity Company
18.        Services....................................................  --
           (a)        Fees & Expenses of Registrant....................  Contract Maintenance Charge
           (b)        Management Contracts.............................  Contract Maintenance Charge; Distribution of the
                                                                          Contracts
           (c)        Custodian........................................  SAI: Safekeeping of the Variable Account's Assets
                      Independent Public Accountant....................  Experts
           (d)        Assets of Registrant.............................  SAI: Safekeeping of the Variable Account Assets
           (e)        Affiliated Persons...............................  Not Applicable
           (f)        Principal Underwriter............................  Distribution of the Contracts
19.        Purchase of Securities Being Offered........................  --
           (a)        Offering.........................................  SAI: Purchase of Contracts
           (b)        Sales load.......................................  SAI: Sales Commissions
20.        Underwriters................................................  --
           (a)        Principal Underwriter............................  Distribution of the Contracts
           (b)        Continuous offering..............................  SAI: Purchase of Contracts
           (c)        Commissions......................................  SAI: Sales Commissions;
           (d)        Unaffiliated Underwriters........................  N/A
21.        Calculation of Performance Data.............................  SAI: Performance Data
22.        Annuity Payments............................................  Income Payments
23.        Financial Statements........................................  --
           (a)        Financial Statements of Registrant...............  SAI: Variable Account Financial Statements
           (b)        Financial Statements of Depositor................  Glenbrook Life and Annuity Company Financial
                                                                          Statements
24a.       Financial Statements........................................  Part C. Financial Statements
24b.       Exhibits....................................................  Part C. Exhibits
25.        Directors and Officers......................................  Part C. Directors & Officers of Depositor

ITEM OF FORM N-4                                                         PROSPECTUS CAPTION
-----------------------------------------------------------------------  -------------------------------------------------
26.        Persons Controlled By or Under Common Control with Depositor or Registrant...............................................  Part C. Persons Controlled by or Under Common
                                                                          Control with Depositor or Registrant
27.        Number of Contract Owners...................................  Part C. Number of Contract Owners
28.        Indemnification.............................................  Part C. Indemnification
29a.       Relationship of Principal Underwriter to Other Investment
           Companies...................................................  Part C. Relationship of Principal Underwriter to
                                                                          Other Investment Companies
29b.       Principal Underwriters......................................  Part C. Principal Underwriters
29c.       Compensation of Underwriter.................................  Part C. Compensation of Allstate Life Financial
                                                                          Services, Inc.
30.        Location of Accounts and Records............................  Part C. Location of Accounts and Records
31.        Management Services.........................................  Part C. Management Services
32.        Undertakings................................................  Part C. Undertakings

                                 PARTS A AND B

    The Prospectus and the Statement of Additional Information are incorporated into Part A and Part B of this Post-effective Amendment No. 2, respectively, by reference to Post-effective Amendment 1 to the Registration Statement on Form N-4 (File No. 33-91914), as filed electronically on April 25, 1996.

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 1996
                     OF GLENBROOK LIFE AND ANNUITY COMPANY
                            VARIABLE ANNUITY ACCOUNT

    THE STI CLASSIC VARIABLE TRUST (THE "TRUST") HAS ADDED THE INTERNATIONAL EQUITY PORTFOLIO FOR USE WITH YOUR CONTRACT. THE FOLLOWING INFORMATION IS ADDED TO YOUR PROSPECTUS FOR THE STI CLASSIC VARIABLE ANNUITY AS INDICATED:

UNDER "THE FUNDS" - "THE STI CLASSIC VARIABLE TRUST" ON PAGE 12:

    The International Equity Portfolio seeks to provide long term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers.

UNDER "FUND EXPENSES" ON PAGE 8:

    The International Equity Portfolio has the following expenses (net of voluntary reductions and reimbursements and as a percentage of Fund assets): advisory fees, other expenses and total annual expenses, expressed as a percentage of average net assets for the portfolio, are 0.00%, 1.60% and 1.60%, respectively. Absent voluntary reductions and reimbursements, it is estimated that advisory fees, other expenses and total annual expenses, expressed as a percentage of average net assets for the portfolio would be 1.25%, 4.88% and 6.13%, respectively. Fee reductions are voluntary and may be terminated at any time after one year from the date of this Supplement.

UNDER "EXAMPLE" ON PAGE 9:

    For purchase payments allocated to the International Equity Sub-account, You (the Owner) would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return under the following circumstances:

      If you terminate your Contract or annuitize for a specified period of less than 120 months at the end of the applicable time period:

                                                              1 Year     3 Years
                                                             ---------  ---------
International Equity Portfolio                               $85        $131

      If you do not terminate your Contract or if you annuitize for a specified period of 120 months or more at the end of the applicable time period:

                                                              1 Year     3 Years
                                                             ---------  ---------
International Equity Portfolio                               $31        $95

    Please consult the accompanying prospectus for the Trust dated November 4, 1996 describing the International Equity Portfoltio for more detailed information concerning the Portfolio's investment objectives and policies.

November 4, 1996

                                     PART C
                                OTHER INFORMATION

24A. FINANCIAL STATEMENTS


     PART A:   Glenbrook Life and Annuity Company Financial Statements and
Financial Statement Schedule are contained in Part A of this Registration Statement.


24B.  EXHIBITS

     The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

     (1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Variable Annuity Account.*

     (2)  Not Applicable.

     (3)  Form of Underwriting Agreement.*

     (4)  Specimen Contract.**

     (5)  Form of application for a Contract.**

     (6) (a) Certificate of Incorporation of Glenbrook Life and Annuity Company.***
          (b)  By-laws of Glenbrook Life and Annuity Company.***

     (7)  Reinsurance Agreement.***

     (8)  Form of Participation Agreement.****

     (9) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company.**


     (10) (a)  Consent of Accountants.
          (b)  Consent of Attorneys.***


     (11) Not applicable.

     (12) Not applicable.

     (13) Computation of Performance Quotations.*

     (14) Powers of Attorney.
_____________


*    Previously filed and incorporated by reference with Depositor's Form
     N-4 Registration Statement No. 33-91914 dated April 24, 1996.
** Previously filed and incorporated by reference with Depositor's Form S-1 Registration Statement No. 33-91916 dated May 4, 1995.
*** Previously filed and incorporated by reference with Depositor's Form S-1 Registration Statement No. 333-07275 dated June 28, 1996.
**** Previously filed and incorporated by reference with Registrant's Form N-4
     Registration Statement No. 33-91914 dated September 15, 1995.


25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal           Position and Office With Depositor
Business Address                         of the Trust
------------------                       ------------

Louis G. Lower, II          Chairman of the Board and Chief Executive Officer
Michael J. Velotta          Vice President, Secretary, General Counsel
                            and Director
Peter H. Heckman            President, Chief Operating Officer and Director
Marla G. Friedman           Vice President
Kevin R. Slawin             Vice President
James P. Zils               Treasurer
Casey J. Sylla              Chief Investment Officer
John R. Hunter              Director
G. Craig Whitehead          Assistant Vice President and Director
Sarah R. Donahue            Assistant Vice President
Emma M. Kalaidjian          Assistant Secretary
Paul N. Kierig              Assistant Secretary
Mary J. McGinn              Assistant Secretary
Barry S. Paul               Assistant Vice President and Controller
Robert N. Roeters           Assistant Vice President
Theodore A. Schnell         Assistant Treasurer
C. Nelson Strom             Assistant Vice President and Corporate Actuary
Steven E. Shebik            Assistant Treasurer
Brenda D. Sneed             Assistant Secretary and Assistant General Counsel

The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
    REGISTRANT

     See 10-K Commission File #1-11840, The Allstate Corporation.

27. NUMBER OF CONTRACT OWNERS


     As of October 18, 1996, there are 1,445 nonqualified contracts and qualified contracts.


28. INDEMNIFICATION

     The by-laws of both Glenbrook Life and Annuity Company (Depositor) and Allstate Life Financial Services, Inc. (Distributor), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

29a. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

          Glenbrook Life and Annuity Company Separate Account A
          Glenbrook Life Multi-Manager Variable Account
          Glenbrook Life Variable Life Separate Account A
          Allstate Life of New York Separate Account A

29b. PRINCIPAL UNDERWRITER

     Name and Principal Business              Allstate Life Financial
     Address Of Each Such Person              Services, Inc. ("ALFS")
________________________________________________________________________________

  Louis G. Lower, II               Director
  Kevin R. Slawin                  Director
  Michael J. Velotta               Director and Secretary
  Robert J. Kelly                  President and
                                      Chief Executive Officer
  Diane Bellas                     Vice President and Controller
  Andrea J. Schur                  Vice President
  Brent H. Hamann                  Vice President
  James P. Zils                    Treasurer
  John R. Hedrick                  General Counsel and
                                      Assistant Secretary
  Lisa A. Burnell                  Assistant Vice President and
                                      Compliance Officer
  Robert N. Roeters                Assistant Vice President
  Emma M. Kalaidjian               Assistant Secretary
  Paul N. Kierig                   Assistant Secretary
  Steven E. Shebik                 Assistant Treasurer


The principal address of ALFS is 3100 Sanders Road, Northbrook, Illinois

29c. COMPENSATION OF ALLSTATE LIFE FINANCIAL SERVICES, INC.

     None

30. LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

     The Distributor, Allstate Life Financial Services, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

     Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

     None

32. UNDERTAKINGS

          The undersigned registrant, Glenbrook Life and Annuity Company, hereby undertakes:

          (1) To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

               (i) To include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

               (ii) To reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement;

              (iii) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

          (2) That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof; and

          (3) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of Glenbrook Life and Annuity Company ("Registrant"), Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other that the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

     The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.


34.  REPRESENTATION REGARDING CONTRACT EXPENSES

     Glenbrook Life and Annuity Company ("Glenbrook Life") represents that the fees and charges deducted under the Flexible Premium Deferred Variable Annuity Contract hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Act of 1940, the Registrant, Glenbrook Life and Annuity Company Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the village of Northfield, and State of Illinois on the 30th day of October 1996


           GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT
                         (REGISTRANT)

           By:   GLENBROOK LIFE AND ANNUITY COMPANY
                          (DEPOSITOR)


(SEAL)
Attest: /s/BRENDA D. SNEED            By: /s/MICHAEL J. VELOTTA
        ------------------                ---------------------
           Brenda D. Sneed                   Michael J. Velotta
           Assistant Secretary and           Vice President, Secretary
           Assistant General Counsel         And General Counsel


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on
the    day of October 1996.

*/LOUIS G. LOWER, II         Chairman of the Board of Directors and
--------------------            Chief Executive Officer
  Louis G. Lower, II            (Principal Executive Officer)


/s/MICHAEL J. VELOTTA        Vice President, Secretary,
--------------------            General Counsel and Director
   Michael J. Velotta

**/PETER H. HECKMAN          President, Chief Operating Officer
--------------------            and Director
  Peter H. Heckman

**/JOHN R. HUNTER            Director
--------------------
   John R. Hunter

*/G. CRAIG WHITEHEAD         Assistant Vice President and Director
--------------------
  G. Craig Whitehead

**/MARLA G. FRIEDMAN         Vice President
--------------------
   Marla G. Friedman

**/KEVIN R. SLAWIN           Vice President
--------------------
   Kevin R. Slawin

*/JAMES P. ZILS               Treasurer
--------------------
  James P. Zils

*/CASEY J. SYLLA              Chief Investment Officer
--------------------
  Casey J. Sylla

*/BARRY S. PAUL               Assistant Vice President and Controller
--------------------            (Principal Accounting Officer)
  Barry S. Paul


*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed. **/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith.